Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair value measurement
Convertible notes at fair value	$ 4,653	$ 49,008
Derivatives liabilities	5,123
Financial assets and liabilities	9,776
Level 3
Fair value measurement
Convertible notes at fair value	4,653	$ 49,008	$ 32,398	$ 34,837
Derivatives liabilities	5,123
Financial assets and liabilities	$ 9,776